Shareholders' (deficit) / equity - SEPA (Details) - EUR (€) € / shares in Units, € in Thousands	1 Months Ended	6 Months Ended
	May 31, 2024	Jun. 30, 2024	Jun. 30, 2023
Shareholders' Equity
Gross proceeds		€ 1,070
Share capital increase			€ 82,829
SEPA
Shareholders' Equity
Issued shares		2,000,000
Share capital increase		€ 2,038
SEPA | Subscribed capital
Shareholders' Equity
Share capital increase		20
SEPA | Share premium
Shareholders' Equity
Share capital increase		€ 2,018
SEPA | Class A shares
Shareholders' Equity
Nominal value per share	€ 0.01
Period to issue shares	3 years
Number of shares issuable as commitment fee	1,000,000
Fair value of put option upon initial recognition	€ 968
Fair value of put option upon issuance of commitment shares	0
Fair value loss was recognized in financial expenses	€ 968
Issued shares	1,000,000	2,000,000
Gross proceeds	€ 1,070
SEPA | Class A shares | Subscribed capital
Shareholders' Equity
Increase through issuance of commitment shares	10
Share capital increase	10
SEPA | Class A shares | Share premium
Shareholders' Equity
Increase through issuance of commitment shares	958
Share capital increase	€ 1,060
SEPA | Class A shares | Maximum
Shareholders' Equity
Number of shares reserved for issuance	150,000,000